OTHER NON-FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Miscellaneous assets [abstract]
Schedule of composition of Other non-financial assets

The composition of other non-financial assets is as follows:

	Current assets		Non-current assets		Total Assets
	As of	As of	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2018	2017	2018	2017	2018	2017
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

(a) Advance payments

Aircraft leases	31,284	31,322	9,687	4,718	40,971	36,040
Aircraft insurance and other	16,483	17,681	-	-	16,483	17,681
Others	19,322	10,012	973	1,186	20,295	11,198
Subtotal advance payments	67,089	59,015	10,660	5,904	77,749	64,919

(b) Contract assets (1)

GDS costs	14,708	-	-	-	14,708	-
Credit card commissions	21,614	-	-	-	21,614	-
Travel agencies commissions	12,635	-	-	-	12,635	-
Subtotal advance payments	48,957	-	-	-	48,957	-

(c) Other assets

Aircraft maintenance reserve (2)	831	21,505	51,836	51,836	52,667	73,341
Sales tax	187,410	137,866	38,186	37,959	225,596	175,825
Other taxes	15,255	2,475	-	-	15,255	2,475
Contributions to Société Internationale de Télécommunications Aéronautiques ("SITA")	258	327	739	670	997	997
Judicial deposits	-	-	132,267	124,438	132,267	124,438
Others	1,177	-	53	-	1,230	-
Subtotal other assets	204,931	162,173	223,081	214,903	428,012	377,076
Total Other Non - Financial Assets	320,977	221,188	233,741	220,807	554,718	441,995

Schedule of movement of Contracts assets

Movement of Contracts assets:

Contracts assets
ThUS$
Initial balance as of January 1, 2018	-
Activation	180,171
Adjustments by the application of IFRS 15	54,361
Difference by conversion	(5,020)
Amortization	(180,555)
Final balance as of December 31, 2018	48,957